Restatement of Financial Statements (Details) - Condensed Consolidated Statements of Cash Flows Data (USD $)	3 Months Ended										9 Months Ended			12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013		Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (10,808,332)		$ (1,034,757)	$ (2,967,580)	$ (1,269,630)	$ (2,904,695)	$ (3,712,622)	$ 3,580,921	$ (9,209,548)	$ (3,803,829)	$ (17,752,997)		$ (7,141,905)	$ (8,176,662)	$ (13,145,078)
Loss (gain) on revaluation of derivative liabilities, net	(623,613)		(1,582,164)	385,209	(1,485,470)	(1,076,721)	(1,884,903)	(8,624,976)	1,619,723	(381,829)	(145,133)		(2,176,982)	(3,759,146)	(9,271,985)
Net cash used in operating activities											(4,928,406)		(7,639,383)	(8,867,888)	(16,626,884)
Scenario, Previously Reported [Member]
Net loss	(10,981,361)										(17,926,026)
Loss (gain) on revaluation of derivative liabilities, net	(450,584)										27,896
Net cash used in operating activities											(4,928,406)
Restatement Adjustment [Member]
Net loss	173,029										173,029	[1]
Loss (gain) on revaluation of derivative liabilities, net	(173,029)	[1]									(173,029)	[1]
Net cash used in operating activities

[1]	Represents the gain on revaluation of warrants and unit warrants between their issuance date and September 30, 2013 (see Notes 8 and 9).